SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 28, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Aggregate shares issued | shares			7,569,526	6,811,620
Aggregate stock gross proceeds | $		$ 3,756		$ 28,131	$ 0
Life Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate shares issued | shares			131,700
Par value per share | $ / shares			$ 165
Concurrent Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate shares issued | shares			2,317,171
Aggregate stock gross proceeds | $			$ 2,896
Par value per share | $ / shares			$ 1.25
Subsequent Event [Member] | Life Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate shares issued | shares	2,828,248
Aggregate stock gross proceeds | $	$ 3,535
Par value per share | $ / shares	$ 1.25
Exercise price | $ / shares	$ 1.5